UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2021

Eaton Vance

Senior Income Trust

Eaton Vance

Senior Income Trust

December 31, 2021

Performance1,2

Portfolio Manager(s) John Redding, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	10/30/1998	2.99%	7.96%	5.73%	6.41%
Fund at Market Price	—	1.93	11.76	6.41	6.76

S&P/LSTA Leveraged Loan Index	—	1.86%	5.20%	4.27%	4.69%

% Premium/Discount to NAV[3]

					–2.46%

Distributions[4]

Total Distributions per share for the period					$0.192
Distribution Rate at NAV					5.73%
Distribution Rate at Market Price					5.88

% Total Leverage[5]

Auction Preferred Shares (APS)					20.46%
Borrowings					13.60

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2021

Fund Profile

Top 10 Issuers (% of total investments)6

CITGO Petroleum Corporation	1.8%

Delek US Holdings, Inc.	1.5

Magenta Buyer, LLC	1.4

Tibco Software, Inc.	1.2

Intelsat Jackson Holdings S.A.	1.2

Spin Holdco, Inc.	1.1

Mallinckrodt International Finance S.A.	1.1

Banff Merger Sub, Inc.	1.0

Virgin Media SFA Finance Limited	1.0

Hyland Software, Inc.	1.0

Total	12.3%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	20.1%

Business Equipment and Services	9.9

Health Care	8.0

Chemicals and Plastics	4.8

Oil and Gas	4.8

Leisure Goods/Activities/Movies	4.1

Industrial Equipment	3.3

Building and Development	2.8

Automotive	2.7

Drugs	2.6

Total	63.1%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2021

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

Included in the average annual total return at NAV for all time periods is the impact of the 2021 tender offer by the Fund for a portion of its common shares at 99% of the Fund’s NAV. Had this tender offer not occurred, the total return at NAV would be lower for the Fund. See Note 6 to the Financial Statements for additional details.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 12/31/2021, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes asset-backed securities, cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.1%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.907%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$450	$450,181

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	972,090

Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 6.972%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	543,027

Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.144%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	741,508

Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 6.869%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	497,625

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.255%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,000	990,157

Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 6.874%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	398,951

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 6.627%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	562,826

Series 2015-5A, Class DR, 6.832%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	473,284

Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 6.632%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	500	494,574

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.769%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	500	487,175

Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.382%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	475,334

Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.882%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	540,572

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.374%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	250	250,018

Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 6.632%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	500	500,406

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 5.972%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	439,222

Series 2019-1A, Class DR, 6.709%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	497,324

RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.824%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	500,000

RAD CLO 7, Ltd., Series 2020-7A, Class E, 6.622%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	575,296

Security	Principal Amount (000’s omitted)	Value

Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	$300	$285,878

Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.124%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	500,222

Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.322%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	375	344,442

Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.902%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	478,163

Voya CLO, Ltd., Series 2013-1A, Class DR, 6.604%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	1,000	919,091

Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.364%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	550,306

Total Asset-Backed Securities (identified cost $13,704,903)		$13,467,672

Closed-End Funds — 3.2%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$663,442

Invesco Senior Income Trust	178,510	772,948

Nuveen Credit Strategies Income Fund	180,539	1,171,698

Nuveen Floating Rate Income Fund	73,198	744,424

Nuveen Floating Rate Income Opportunity Fund	51,054	517,177

Total Closed-End Funds (identified cost $4,361,230)		$3,869,689

Common Stocks — 2.2%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(4)(5)	29	$141,940

		$141,940

Electronics / Electrical — 0.2%

Riverbed Technology, Inc.(4)(5)	85	$1,311

Skillsoft Corp.(4)(5)	25,137	230,007

		$231,318

Oil and Gas — 0.8%

Nine Point Energy Holdings, Inc.(3)(5)(7)	325	$0

QuarterNorth Energy, Inc.(4)(5)	10,396	987,620

		$987,620

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Radio and Television — 0.6%

Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$140,804

Cumulus Media, Inc., Class A(4)(5)	18,865	212,231

iHeartMedia, Inc., Class A(4)(5)	18,090	380,614

		$733,649

Retailers (Except Food and Drug) — 0.1%

Phillips Pet Holding Corp.(3)(4)(5)	269	$104,625

		$104,625

Telecommunications — 0.4%

GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$456,696

		$456,696

Total Common Stocks (identified cost $2,323,582)		$2,655,848

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value

Electronics / Electrical — 0.0%(6)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK) (4)(5)	28	$622

		$622

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(3)(5)(7)	5	$0

		$0

Total Convertible Preferred Stocks (identified cost $5,829)		$622

Corporate Bonds — 2.1%
Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.6%

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)	$325	$346,183

5.75%, 4/15/26(1)	325	349,320

		$695,503

Food Products — 0.5%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$500	$557,722

		$557,722

Security		Principal Amount (000’s omitted)	Value

Radio and Television — 0.8%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		$1,407	$705,212

iHeartCommunications, Inc.:

6.375%, 5/1/26		102	106,255

8.375%, 5/1/27		185	195,741

			$1,007,208

Telecommunications — 0.2%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)		$275	$282,508

			$282,508

Total Corporate Bonds (identified cost $2,890,296)			$2,542,941

Senior Floating-Rate Loans — 131.9%(8)
Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	179	$192,020

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	748,879

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(9)		161	161,176

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(3)		206	167,276

Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		248	248,576

WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		1,179	1,133,090

			$2,651,017

Air Transport — 3.0%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		925	$960,266

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		600	600,500

Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28		647	646,260

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		350	370,344

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Air Transport (continued)

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28	995	$1,000,515

		$3,577,885

Automotive — 4.2%

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	746	$748,675

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	717	554,557

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)	624	561,600

Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	930	926,009

Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23	478	470,338

Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	349	348,252

Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	771	770,479

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	323	323,779

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	449	448,630

		$5,152,319

Beverage and Tobacco — 1.3%

Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	495	$496,315

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	399	379,299

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	746	739,021

		$1,614,635

Brokerage / Securities Dealers / Investment Houses — 0.4%

Hudson River Trading, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/20/28	473	$469,961

		$469,961

Building and Development — 4.4%

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	272	$272,590

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	921	921,247

CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	571	568,799

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		223	$223,892

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		609	611,419

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		323	320,814

Patagonia Bidco Limited:

Term Loan, 4.831%, (SONIA + 4.75%), 3/5/29	GBP	317	426,807

Term Loan, 3/5/29(11)	GBP	58	77,601

Quikrete Holdings, Inc., Term Loan, 6/11/28(11)		1,000	998,177

Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		288	288,553

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		527	528,467

WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/27/28		125	124,844

			$5,363,210

Business Equipment and Services — 15.0%

AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	248	$282,102

AppLovin Corporation:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25		647	645,320

Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		374	374,343

Belfor Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 4/6/26		244	244,359

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	375	426,003

Bracket Intermediate Holding Corp., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 9/5/25		411	410,776

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,712	1,679,051

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		545	544,364

Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		449	445,579

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,495	1,494,889

Grab Holdings, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		1,141	1,146,369

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		721	724,514

Hillman Group, Inc. (The):

Term Loan, 2.785%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(9)		38	37,523

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		159	158,301

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Indy US Bidco, LLC:

Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 3/5/28		347	$347,958

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	199	226,136

Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		452	429,979

IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25		771	770,785

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		347	345,964

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		1,318	1,323,045

KUEHG Corp., Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		200	199,333

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	225	251,239

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/21/27		148	145,640

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 11/17/28		250	250,156

Monitronics International, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		357	335,411

NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28		200	199,375

Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28		240	239,227

SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		399	399,392

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		524	521,116

SMG US Midco 2, Inc., Term Loan, 2.622%, (USD LIBOR + 2.50%), 1/23/25(10)		120	117,272

Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		206	206,649

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		2,035	2,043,386

TK Elevator Topco GmbH, Term Loan, 7/29/27(11)	EUR	150	170,317

TPG VIII Elf Purchaser, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28		100	100,163

Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		525	524,380

Zephyr Bidco Limited, Term Loan, 4.928%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	350	469,893

			$18,230,309

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 2.8%

Altice France S.A.:

Term Loan, 3.811%, (3 mo. USD LIBOR + 3.69%), 1/31/26		339	$336,169

Term Loan, 4.118%, (2 mo. USD LIBOR + 4.00%), 8/14/26		997	994,105

Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	215	240,031

Virgin Media Bristol, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,825	1,826,141

			$3,396,446

Chemicals and Plastics — 7.5%

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	248	$282,843

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		347	348,248

Atotech B.V., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/18/28	EUR	150	170,828

Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		223	223,585

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	279	314,606

CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		372	369,396

Ferro Corporation:

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		50	49,791

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		51	50,874

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		61	61,328

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		363	362,972

Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		448	448,590

Hexion, Inc., Term Loan, 3.64%, (3 mo. USD LIBOR + 3.50%), 7/1/26		341	341,890

Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27		353	351,706

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		100	100,814

INEOS Finance PLC, Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	175	199,237

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		995	994,378

INEOS US Finance, LLC, Term Loan, 11/8/28(11)		150	149,344

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Kraton Polymers, LLC, Term Loan, 11/18/28(11)	125	$125,234

Lonza Group AG, Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	647	647,007

LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/29/27	273	273,113

Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	219	219,409

Olympus Water US Holding Corporation, Term Loan, 11/9/28(11)	700	698,493

Orion Engineered Carbons GmbH, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28	100	100,249

PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	804	800,576

Pregis TopCo Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 7/31/26	294	293,357

Pretium PKG Holdings, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	150	149,893

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29	100	100,313

Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26	448	448,270

Venator Materials Corporation, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 8/8/24	168	166,655

W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28	300	300,900

		$9,143,899

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	83	$83,122

		$83,122

Containers and Glass Products — 1.3%

Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(10)	324	$323,951

Libbey Glass, Inc., Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	354	368,489

Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	249	249,157

TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	299	296,794

Trident TPI Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 10/17/24	361	361,067

		$1,599,458

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc., Term Loan, 12/22/26(11)		100	$99,000

			$99,000

Drugs — 4.1%

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		303	$307,336

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		183	180,614

Bausch Health Companies, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 6/2/25		600	598,084

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		149	148,748

Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26		684	685,248

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		746	750,181

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		826	775,784

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		1,347	1,264,512

Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	275	310,348

			$5,020,855

Ecological Services and Equipment — 1.7%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,738	$1,738,739

GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		25	24,832

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		297	297,882

			$2,061,453

Electronics / Electrical — 31.5%

Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		21	$21,154

Altar Bidco, Inc.:

Term Loan, 11/17/28(11)		325	324,187

Term Loan - Second Lien, 11/4/29(11)		125	125,937

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		423	423,205

Astra Acquisition Corp.:

Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		450	442,500

Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		425	420,750

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Banff Merger Sub, Inc.:

Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25		1,491	$1,487,330

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	122	138,618

Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		225	227,362

Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		200	201,917

Buzz Merger Sub, Ltd.:

Term Loan, 2.851%, (1 mo. USD LIBOR + 2.75%), 1/29/27		270	269,512

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		27	26,806

CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25		1,563	1,478,201

Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28		400	400,125

Cloudera, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		700	698,396

Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		200	200,500

Cohu, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25		114	114,012

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	285,811

Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		921	921,739

Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		350	349,694

Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		250	248,437

Delta TopCo, Inc., Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		1,000	1,011,250

Digi International, Inc., Term Loan, 12/22/28(11)		125	123,984

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		423	424,198

ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		594	594,620

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,489	1,491,630

Epicor Software Corporation, Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		375	385,031

Hyland Software, Inc., Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		1,787	1,810,064

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

II-VI Incorporated, Term Loan, 12/1/28(11)		250	$250,052

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		696	696,464

Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		997	998,890

Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28		650	648,456

MA FinanceCo., LLC:

Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24		67	66,852

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		823	837,848

Magenta Buyer, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		2,070	2,068,949

Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		550	548,281

Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		50	50,307

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		100	100,292

Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28		150	149,531

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		175	174,523

MKS Instruments, Inc., Term Loan, 10/21/28(11)	EUR	100	113,992

Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		398	399,282

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		298	297,936

Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		1,000	999,000

Rackspace Technology Global, Inc., Term Loan, 2/15/28(11)		750	745,406

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		1,696	1,692,970

Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		698	669,884

Renaissance Holding Corp., Term Loan - Second Lien, 7.104%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	1,081,047

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24		454	451,470

Sophia L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/7/27		1,346	1,347,323

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(9)		40	40,674

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		235	235,529

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25		461	$458,869

Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		397	398,439

Tibco Software, Inc., Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		2,250	2,261,250

TTM Technologies, Inc., Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/28/24		64	64,258

Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		143	142,556

Uber Technologies, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/4/25		1,497	1,499,093

Ultimate Software Group, Inc. (The), Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26		1,082	1,077,867

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		372	373,118

Verisure Holding AB, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	375	424,951

Veritas US, Inc.:

Term Loan, 5.75%, (3 mo. EURIBOR+ 4.75%, Floor 1.00%), 9/1/25	EUR	148	169,628

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		1,210	1,211,042

Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		748	748,125

			$38,141,124

Equipment Leasing — 0.6%

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	275	$312,745

PECF USS Intermediate Holding III Corporation, Term Loan, 12/15/28(11)		450	451,012

			$763,757

Financial Intermediaries — 1.5%

AllSpring Buyer, LLC, Term Loan, 11/1/28(11)		399	$400,370

Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		448	447,968

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		120	119,899

Focus Financial Partners, LLC:

Term Loan, 4.75%, (USD Prime + 1.50%), 6/24/28		94	93,174

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28		404	402,745

GreenSky Holdings, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		222	222,040

Borrower/Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Mariner Wealth Advisors, LLC:

Term Loan, 3.45%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(9)		16	$15,551

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		109	108,692

			$1,810,439

Food Products — 1.0%

8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		150	$151,495

Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28		125	125,313

CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28		125	124,531

Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		125	125,000

Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		198	197,423

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		115	116,098

United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	350	395,486

			$1,235,346

Food Service — 0.7%

AI Aqua Merger Sub, Inc.:

Term Loan, 7/31/28(11)		67	$66,833

Term Loan, 7/31/28(11)		533	534,667

Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		269	269,624

			$871,124

Food / Drug Retailers — 0.4%

L1R HB Finance Limited:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	200	$215,582

Term Loan, 5.441%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	200	252,610

			$468,192

Forest Products — 0.5%

Journey Personal Care Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.25%, Floor 1.25%), 3/1/28		572	$572,483

			$572,483

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care — 12.6%

Accelerated Health Systems, LLC, Term Loan, 3.602%, (1 mo. USD LIBOR + 3.50%), 10/31/25		243	$241,742

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		275	275,344

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		400	400,500

Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	125	141,263

BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25		1,045	893,222

Cano Health, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/23/27		1,000	1,001,849

CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		248	249,477

Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	125	142,447

Certara L.P., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 8/15/26		479	477,740

CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		274	274,638

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		216	216,270

Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		200	199,768

Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25		1,160	936,685

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		149	149,722

GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		431	430,849

Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25		481	481,551

IQVIA, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/7/24		299	298,166

IVC Acquisition Ltd., Term Loan, 2/13/26(11)	EUR	400	456,776

LSCS Holdings, Inc., Term Loan, 12/18/28(11)		175	175,437

Medical Solutions, LLC:

Term Loan, 0.00%, 11/1/28(9)		56	55,986

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		294	293,926

Medline Industries, Inc., Term Loan, 10/23/28(11)		1,000	1,000,312

Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		248	247,059

Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		100	99,975

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		274	274,052

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Phoenix Guarantor, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/5/26		746	$742,728

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		546	545,534

Radiology Partners, Inc., Term Loan, 4.405%, (1 mo. USD LIBOR + 4.25%), 7/9/25		150	148,148

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		300	299,312

Sound Inpatient Physicians, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/27/25		217	216,616

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		546	547,069

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		721	722,043

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	169,891

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,315	1,262,991

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		274	273,970

Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25		708	708,485

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		175	175,044

			$15,226,587

Home Furnishings — 2.1%

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		599	$599,409

Mattress Firm, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		324	322,567

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		519	525,593

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,190	1,120,721

			$2,568,290

Industrial Equipment — 5.2%

Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		400	$401,750

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		539	539,377

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		274	273,026

Delachaux Group S.A.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	172	196,344

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Delachaux Group S.A.: (continued)

Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		221	$219,673

DexKo Global, Inc.:

Term Loan, 2.00%, 10/4/28(9)	EUR	22	24,541

Term Loan, 3.415%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(9)		32	31,937

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 9/22/28	EUR	70	79,315

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 9/22/28	EUR	134	152,520

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		168	167,672

DiversiTech Holdings, Inc.:

Term Loan, 12/16/28(11)		34	34,586

Term Loan, 12/16/28(11)		166	165,766

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		248	246,881

Dynacast International, LLC, Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		164	167,576

Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		896	895,130

Filtration Group Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		175	174,606

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		627	628,712

Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		545	545,557

LTI Holdings, Inc.:

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26		103	103,415

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26		171	171,497

Madison Safety & Flow, LLC, Term Loan, 12/14/28(11)		125	125,156

Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		593	593,648

Zephyr German BidCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/10/28	EUR	300	342,703

			$6,281,388

Insurance — 1.1%

AssuredPartners, Inc., Term Loan, 2/12/27(11)		700	$695,625

NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27		597	588,168

			$1,283,793

Leisure Goods / Activities / Movies — 6.4%

AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26		827	$746,856

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	800	$912,080

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		616	609,854

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		650	644,312

ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		398	384,279

Crown Finance US, Inc.:

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		943	730,781

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		686	523,676

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		352	419,915

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		173	166,658

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		691	666,632

Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	275	314,098

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		224	223,820

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,333	1,418,553

			$7,761,514

Lodging and Casinos — 1.3%

Boyd Gaming Corporation, Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 9/15/23		296	$296,644

Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		274	284,570

Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		450	450,844

Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	250	284,744

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		300	300,431

			$1,617,233

Nonferrous Metals / Minerals — 0.3%

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		328	$329,150

			$329,150

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Oil and Gas — 6.7%

Ameriforge Group, Inc., Term Loan, 12.581%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(9)		23	$11,445

Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		59	58,778

Centurion Pipeline Company, LLC:

Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 9/29/25		121	120,492

Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 9/28/25		99	99,000

CITGO Holding, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		1,105	1,091,482

CITGO Petroleum Corporation, Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		2,181	2,183,721

CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		1,022	1,020,085

Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		2,733	2,745,117

Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		175	173,505

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		200	198,964

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		378	379,069

			$8,081,658

Publishing — 1.8%

Adevinta ASA:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	575	$657,326

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28		149	149,548

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		222	222,749

Ascend Learning, LLC, Term Loan, 12/11/28(11)		175	174,869

Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		768	769,617

LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		175	175,054

			$2,149,163

Radio and Television — 1.6%

Gray Television, Inc.:

Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 2/7/24		116	$115,801

Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 1/2/26		276	274,384

Borrower/Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Gray Television, Inc.: (continued)

Term Loan, 3.099%, (1 mo. USD LIBOR + 3.00%), 12/1/28	250	$249,140

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	250	251,010

Nexstar Broadcasting, Inc., Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/18/26	216	215,513

Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	293	288,668

Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	597	598,866

		$1,993,382

Retailers (Except Food and Drug) — 4.0%

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	697	$698,072

Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	699	696,879

Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	1,287	1,290,041

Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	997	996,624

LIDS Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 12/14/26	125	123,125

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	998	1,000,825

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)	50	39,822

		$4,845,388

Steel — 0.7%

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	385	$382,835

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)	124	124,059

Zekelman Industries, Inc., Term Loan, 2.103%, (1 mo. USD LIBOR + 2.00%), 1/24/27	291	288,131

		$795,025

Surface Transport — 0.6%

PODS, LLC, Term Loan, 3/31/28(11)	750	$748,393

		$748,393

Telecommunications — 2.6%

Avaya, Inc., Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 12/15/27	100	$100,070

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	186	$184,475

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	378	343,773

Intelsat Jackson Holdings S.A.:

DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(9)	625	627,344

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	650	650,812

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	850	850,531

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	457	454,616

		$3,211,621

Utilities — 0.6%

USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	698	$698,250

		$698,250

Total Senior Floating-Rate Loans (identified cost $160,260,270)		$159,916,869

Warrants — 0.0%
Security	Shares	Value

Leisure Goods / Activities / Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(4)(5)	102,872	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	2,169	$0

		$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%
Security	Shares	Value

Cable and Satellite Television — 0.0%

ACC Claims Holdings, LLC(3)(5)	200,340	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 6.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(13)	8,080,158	$8,079,350

Total Short-Term Investments (identified cost $8,079,350)		$8,079,350

Total Investments — 157.2% (identified cost $191,625,460)		$190,532,991

Less Unfunded Loan Commitments — (0.4)%		$(444,116)

Net Investments — 156.8% (identified cost $191,181,344)		$190,088,875

Other Assets, Less Liabilities — (25.8)%		$(31,289,468)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (31.0)%		$(37,600,191)

Net Assets Applicable to Common Shares — 100.0%		$121,199,216

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $15,708,617 or 13.0% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Non-income producing security.

(6)	Amount is less than 0.05%.

(7)	Restricted security (see Note 7).

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Portfolio of Investments (Unaudited) — continued

(9)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2021, the total value of unfunded loan commitments is $443,133. See Note 1F for description.

(10)

The stated interest rate represents the weighted average interest rate at December 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.

(12)	Fixed-rate loan.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	18,904	USD	21,368	HSBC Bank USA, N.A.	1/4/22	$153	$—

EUR	408,601	USD	461,840	JPMorgan Chase Bank, N.A.	1/4/22	3,353	—

EUR	3,889,626	USD	4,423,282	Standard Chartered Bank	1/4/22	5,055	—

EUR	2,982,139	USD	3,370,571	State Street Bank and Trust Company	1/4/22	24,593	—

USD	8,228,087	EUR	7,299,269	Standard Chartered Bank	1/4/22	—	(82,128)

USD	462,097	EUR	408,601	JPMorgan Chase Bank, N.A.	1/31/22	—	(3,347)

USD	3,945,236	EUR	3,481,025	State Street Bank and Trust Company	1/31/22	—	(20,050)

USD	424,122	GBP	314,135	HSBC Bank USA, N.A.	1/31/22	—	(1,050)

USD	386,373	GBP	281,234	State Street Bank and Trust Company	1/31/22	5,730	—

USD	393,367	GBP	286,275	State Street Bank and Trust Company	1/31/22	5,902	—

USD	4,425,748	EUR	3,889,626	Standard Chartered Bank	2/2/22	—	(5,160)

USD	3,374,403	EUR	2,982,139	State Street Bank and Trust Company	2/28/22	—	(24,505)

USD	1,027,091	EUR	907,487	State Street Bank and Trust Company	2/28/22	—	(7,222)

						$44,786	$(143,462)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2021

Unaffiliated investments, at value (identified cost, $183,101,994)	$182,009,525

Affiliated investment, at value (identified cost, $8,079,350)	8,079,350

Cash	2,084,910

Foreign currency, at value (identified cost, $3,198,987)	3,216,657

Interest and dividends receivable	821,622

Dividends receivable from affiliated investment	455

Receivable for investments sold	11,181

Receivable for open forward foreign currency exchange contracts	44,786

Prepaid upfront fees on notes payable	33,515

Prepaid expenses	22,977

Total assets	$196,324,978

Liabilities

Notes payable	$25,000,000

Payable for investments purchased	12,074,411

Payable for open forward foreign currency exchange contracts	143,462

Payable to affiliates:

Investment adviser fee	113,239

Administration fee	38,781

Trustees’ fees	3,500

Accrued expenses	152,178

Total liabilities	$37,525,571

Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$37,600,191

Net assets applicable to common shares	$121,199,216

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 17,538,858 shares issued and outstanding	$175,389

Additional paid-in capital	139,723,100

Accumulated loss	(18,699,273)

Net assets applicable to common shares	$121,199,216

Net Asset Value Per Common Share

($121,199,216 ÷ 17,538,858 common shares issued and outstanding)	$6.91

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2021

Interest and other income	$4,933,706

Dividends	144,166

Dividends from affiliated investment	5,634

Total investment income	$5,083,506

Expenses

Investment adviser fee	$802,291

Administration fee	274,757

Trustees’ fees and expenses	7,954

Custodian fee	47,854

Transfer and dividend disbursing agent fees	9,484

Legal and accounting services	162,896

Printing and postage	31,205

Interest expense and fees	336,280

Preferred shares service fee	16,304

Miscellaneous	55,745

Total expenses	$1,744,770

Net investment income	$3,338,736

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,505,810

Investment transactions — affiliated investment	(237)

Foreign currency transactions	(166,783)

Forward foreign currency exchange contracts	1,339,867

Net realized gain	$3,678,657

Change in unrealized appreciation (depreciation) —

Investments	$(4,635,077)

Investments — affiliated investment	(72)

Foreign currency	142,352

Forward foreign currency exchange contracts	(697,144)

Net change in unrealized appreciation (depreciation)	$(5,189,941)

Net realized and unrealized loss	$(1,511,284)

Distributions to preferred shareholders	$(16,690)

Net increase in net assets from operations	$1,810,762

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

From operations —

Net investment income	$3,338,736	$15,377,705

Net realized gain (loss)	3,678,657	(6,854,557)

Net change in unrealized appreciation (depreciation)	(5,189,941)	33,696,160

Distributions to preferred shareholders	(16,690)	(39,831)

Net increase in net assets from operations	$1,810,762	$42,179,477

Distributions to common shareholders	$(4,017,801)	$(15,411,709)

Capital share transactions —

Reinvestment of distributions to common shareholders	$17,633	$—

Cost of shares repurchased in tender offer (see Note 6)	(138,036,580)	—

Net decrease in net assets from capital share transactions	$(138,018,947)	$—

Net increase (decrease) in net assets	$(140,225,986)	$26,767,768

Net Assets Applicable to Common Shares

At beginning of period	$261,425,202	$234,657,434

At end of period	$121,199,216	$261,425,202

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2021

Net increase in net assets from operations	$1,810,762

Distributions to preferred shareholders	16,690

Net increase in net assets from operations excluding distributions to preferred shareholders	$1,827,452

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(61,208,577)

Investments sold and principal repayments	278,986,611

Increase in short-term investments, net	(3,049,367)

Net amortization/accretion of premium (discount)	(188,442)

Amortization of prepaid upfront fees on notes payable	97,335

Decrease in interest and dividends receivable	873,542

Increase in dividends receivable from affiliated investment	(208)

Decrease in receivable for open forward foreign currency exchange contracts	555,126

Increase in prepaid expenses	(13,263)

Decrease in cash collateral due to broker	(290,000)

Increase in payable for open forward foreign currency exchange contracts	142,018

Decrease in payable to affiliate for investment adviser fee	(880,154)

Decrease in payable to affiliate for administration fee	(43,733)

Decrease in payable to affiliate for Trustees’ fees	(1,660)

Decrease in accrued expenses	(143,866)

Decrease in unfunded loan commitments	(351,807)

Net change in unrealized (appreciation) depreciation from investments	4,635,149

Net realized gain from investments	(2,505,573)

Net cash provided by operating activities	$218,440,583

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(4,000,168)

Cash distributions paid to preferred shareholders	(16,867)

Repurchases of common shares in tender offer	(138,036,580)

Proceeds from notes payable	32,000,000

Repayments of notes payable	(110,000,000)

Net cash used in financing activities	$(220,053,615)

Net decrease in cash and restricted cash*	$(1,613,032)

Cash and restricted cash at beginning of period (including foreign currency)	$6,914,599

Cash at end of period (including foreign currency)	$5,301,567

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:

Reinvestment of dividends and distributions	$17,633

Cash paid for interest and fees on borrowings	299,508

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $17,832.

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
			2021	2020	2019		2018	2017

Net asset value — Beginning of period (Common shares)	$6.900		$6.200	$7.050	$7.180		$7.150	$6.650

Income (Loss) From Operations

Net investment income(1)	$0.158		$0.406	$0.394	$0.410		$0.385	$0.404

Net realized and unrealized gain (loss)	(0.021)		0.702	(0.817)	(0.172)		0.038	0.436

Distributions to preferred shareholders —

From net investment income(1)	(0.001)		(0.001)	(0.017)	(0.031)		(0.028)	(0.014)

Discount on redemption and repurchase of auction preferred shares(1)	—		—	—	0.051		—	0.064

Total income (loss) from operations	$0.136		$1.107	$(0.440)	$0.258		$0.395	$0.890

Less Distributions to Common Shareholders

From net investment income	$(0.192)		$(0.407)	$(0.410)	$(0.388)		$(0.365)	$(0.390)

Total distributions to common shareholders	$(0.192)		$(0.407)	$(0.410)	$(0.388)		$(0.365)	$(0.390)

Discount on tender offer (see Note 6)(1)	$0.066		$—	$—	$—		$—	$—

Net asset value — End of period (Common shares)	$6.910		$6.900	$6.200	$7.050		$7.180	$7.150

Market value — End of period (Common shares)	$6.740		$6.800	$5.330	$6.230		$6.380	$6.650

Total Investment Return on Net Asset Value(2)	2.99	%(3)(12)	18.65%	(5.64)%	4.46	%(4)	6.12%	14.02	%(5)

Total Investment Return on Market Value(2)	1.93	%(3)	36.01%	(8.20)%	3.88%		1.39%	17.34%

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Net assets applicable to common shares, end of period (000’s omitted)	$121,199		$261,425	$234,657	$266,926	$272,016	$270,810

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees	1.91	%(7)	1.96%	1.73%	1.73%	1.82%	1.87%

Interest and fee expense(8)	0.46	%(7)	0.57%	1.19%	1.40%	0.83%	0.52%

Total expenses	2.37	%(7)	2.53%	2.92%	3.13%	2.65%	2.39%

Net investment income	4.54	%(7)	6.08%	5.93%	5.74%	5.36%	5.75%

Portfolio Turnover	34	%(3)	40%	57%	26%	34%	42%

Senior Securities:

Total notes payable outstanding (in 000’s)	$25,000		$103,000	$95,000	$103,000	$93,000	$92,000

Asset coverage per $1,000 of notes payable(9)	$7,352		$3,903	$3,866	$3,957	$4,587	$4,613

Total preferred shares outstanding	1,504		1,504	1,504	1,504	2,464	2,464

Asset coverage per preferred share(10)	$73,402		$71,484	$69,242	$72,464	$68,989	$69,078

Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.

(5)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 13.00%.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 9).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 294%, 286%, 277%, 290%, 276% and 276% at December 31, 2021 and June 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(11)	Plus accumulated and unpaid dividends.

(12)

The total return based on net asset value reflects the impact of the tender offer by the Trust for a portion of its common shares at 99% of the Trust’s net asset value. Absent this transaction, the total return based on net asset value would have been 1.80%. Costs associated with the tender offer were borne by the investment adviser.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30,
		2021	2020	2019	2018	2017

Expenses excluding interest and fees	1.32%	1.25%	1.11%	1.12%	1.17%	1.21%

Interest and fee expense	0.31%	0.36%	0.76%	0.91%	0.54%	0.34%

Total expenses	1.63%	1.61%	1.87%	2.03%	1.71%	1.55%

Net investment income	3.12%	3.87%	3.81%	3.73%	3.46%	3.72%

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

23

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2021, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2021, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate

24

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2021 is as follows:

APS Issued and Outstanding

Series A	752

Series B	752

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2021, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2021	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.09%	$8,080	0.09%	0.06-0.10

Series B	0.10	8,610	0.09	0.06-0.10

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2021.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2021, the Trust, for federal income tax purposes, had deferred capital losses of $19,936,705 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2021, $2,021,139 are short-term and $17,915,566 are long-term.

25

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,940,949

Gross unrealized appreciation	$1,923,952

Gross unrealized depreciation	(2,874,702)

Net unrealized depreciation	$(950,750)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.73% of the Trust’s average weekly gross assets and is payable monthly. The annual investment adviser fee rate shall be reduced to the following as of the stated date: May 1, 2022: 0.72%, May 1, 2023: 0.71%, May 1, 2024: 0.70%, May 1, 2025: 0.69% and May 1, 2026: 0.55%. Gross assets as referred to herein are calculated by deducting accrued liabilities of the Trust except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. For the six months ended December 31, 2021, the Trust’s investment adviser fee amounted to $802,291. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2021, the administration fee amounted to $274,757.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

During the six months ended December 31, 2021, EVM reimbursed the Trust $1,737 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return on net asset value of less than 0.01%.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $67,990,080 and $252,157,790, respectively, for the six months ended December 31, 2021.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended December 31, 2021 were 2,542. There were no common shares issued by the Trust for the year ended June 30, 2021.

As announced on May 12, 2021, the Trust’s Board of Trustees authorized an initial conditional cash tender offer (the “Initial Tender Offer”) by the Trust for up to 60% of its outstanding common shares at a price per share equal to 99% of the Trust’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On June 29, 2021, the Trust commenced a cash tender offer for up to 22,719,965 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on July 30, 2021. The number of shares properly tendered was 20,330,291.438. The purchase price of the properly tendered shares was equal to $6.7897 per share for an aggregate purchase price of $138,036,580.

In addition to the Initial Tender Offer, the Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2021 and the year ended June 30, 2021.

26

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2021 and the year ended June 30, 2021, there were no shares sold by the Trust pursuant to its shelf offering.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, three affiliated entities together owned 10.6% of the Trust’s common shares.

7  Restricted Securities

At December 31, 2021, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$0

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	5	5,000	0

Total Restricted Securities			$20,070	$0

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2021 is included in the Portfolio of Investments. At December 31, 2021, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $143,462. At December 31, 2021, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

27

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$44,786	$(143,462)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$153	$(153)	$—	$—	$—

JPMorgan Chase Bank, N.A.	3,353	(3,347)	—	—	6

Standard Chartered Bank	5,055	(5,055)	—	—	—

State Street Bank and Trust Company	36,225	(36,225)	—	—	—

	$44,786	$(44,780)	$—	$—	$6

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(1,050)	$153	$—	$—	$(897)

JPMorgan Chase Bank, N.A.	(3,347)	3,347	—	—	—

Standard Chartered Bank	(87,288)	5,055	—	—	(82,233)

State Street Bank and Trust Company	(51,777)	36,225	—	—	(15,552)

	$(1,43,462)	$44,780	$—	$—	$(98,682)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,339,867	$(697,144)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2021, which is indicative of the volume of this derivative type, was approximately $27,957,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $50 million ($125 million prior to September 29, 2021). Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 7, 2022, the Trust also pays a program fee of 0.90% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended December 31, 2021 totaled $209,445 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement on March 8, 2021, the Trust paid upfront fees of $187,500, which is being amortized to interest expense over a period of one year through March 7, 2022. The unamortized balance at December 31, 2021 is approximately $34,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At December 31, 2021, the Trust had borrowings outstanding under the Agreement of $25,000,000 at an annual interest rate of 0.14%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2021 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at December 31, 2021. For the six months ended December 31, 2021, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $28,733,696 and 0.14%, respectively.

10  Investments in Affiliated Funds

At December 31, 2021, the value of the Trust’s investment in affiliated funds was $8,079,350, which represents 6.7% of the Trust’s net assets. Transactions in affiliated funds by the Trust for the six months ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,030,292	$209,361,802	$(206,312,435)	$(237)	$(72)	$8,079,350	$5,634	8,080,158

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

29

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$13,467,672	$—	$13,467,672

Closed-End Funds	3,869,689	—	—	3,869,689

Common Stocks	963,656	988,931	703,261	2,655,848

Convertible Preferred Stocks	—	622	0	622

Corporate Bonds	—	2,542,941	—	2,542,941

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	159,265,655	207,098	159,472,753

Warrants	—	0	0	0

Miscellaneous	—	—	0	0

Short-Term Investments	—	8,079,350	—	8,079,350

Total Investments	$4,833,345	$184,345,171	$910,359	$190,088,875

Forward Foreign Currency Exchange Contracts	$—	$44,786	$—	$44,786

Total	$4,833,345	$184,389,957	$910,359	$190,133,661

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(143,462)	$—	$(143,462)

Total	$—	$(143,462)	$—	$(143,462)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2021 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark

30

Eaton Vance

Senior Income Trust

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

13  Additional Information

On August 27, 2020, Saba Capital Master Fund, Ltd., a hedge fund (“Saba”), filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims.

31

Eaton Vance

Senior Income Trust

December 31, 2021

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders (the “Annual Meeting”) on October 14, 2021. In order to allow shareholders more time to vote, the Annual Meeting was adjourned to October 29, 2021. The following action was taken by the shareholders.

Proposal 1a:  The election of Mark R. Fetting, Helen Frame Peters, Keith Quinton and Scott E. Wennerholm as Class II Trustees of the Trust, each for a three-year term ending in 2024.

The following vote was cast by the Trust’s common and APS shareholders, voting together as a single class:

	Number of Shares
Nominees for Trustee[1]	For	Withheld

Mark R. Fetting	13,266,195	14,314,666

Helen Frame Peters	13,253,987	14,326,874

Keith Quinton	13,265,777	14,315,084

Scott E. Wennerholm	13,266,040	14,314,821

[1]	Pursuant to the Trust’s Declaration of Trust and Amended and Restated By-Laws, Messrs. Fetting, Quinton and Wennerholm and Ms. Peters were each elected at the Annual Meeting.

32

Eaton Vance

Senior Income Trust

December 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

Jill R. Damon

Secretary

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

33

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

34

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

35

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds and Term Trusts”.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.21

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 23, 2022